DEBT (Details Narrative) - USD ($)			1 Months Ended							3 Months Ended	12 Months Ended
	Jun. 23, 2023	Jan. 06, 2023	Jul. 31, 2023	Jun. 30, 2023	Apr. 30, 2023	Mar. 31, 2023	Jan. 31, 2023	Jul. 30, 2022	Jun. 30, 2022	Jan. 31, 2023	Oct. 31, 2023	Oct. 31, 2022	Jul. 31, 2022
Debt Instrument [Line Items]
Interest expense											$ 270,182	$ 198,450
Convertible long term notes payable											$ 200,000	200,000
Shares issued, price per share											$ 0.75
Pre-money valuation amount											$ 200,000,000
Conversion price							$ 0.25			$ 0.25
Conversion price trigger										0.75	$ 0.75
Exercise price							$ 16.25			$ 16.25	$ 16.25
Reverse stock split, description	1-for-26 reverse stock split									1 to 26 reverse stock split
Warrants and Rights Outstanding, Term											5 years
Debt percent											200.00%
Inception of the stock settled debt				$ 175,000		$ 262,533	$ 135,000				$ 135,000
Warrant liability											893,263
Accretion expense											40,730
January Two Thousand Twenty Three Notes [Member]
Debt Instrument [Line Items]
Accrued											26,240	0
Debt net discount											73,213
Beneficial conversion feature											135,000
Debt discount											$ 208,213
Effective interest rate											13.00%
Accretion expense											$ 8,927
Fair value of the warrant liability											9,243
Interest expense, debt											26,240
March Two Thousand Twenty Three Notes [Member]
Debt Instrument [Line Items]
Accrued											37,314	0
Debt net discount											568,574
Beneficial conversion feature											262,533
Debt discount											$ 831,108
Effective interest rate											44.60%
Accretion expense											$ 22,176
Fair value of the warrant liability											70,973
Interest expense, debt											37,314
June Two Thousand Twenty Three Notes [Member]
Debt Instrument [Line Items]
Accrued											15,551	0
Debt net discount											354,810
Beneficial conversion feature											175,000
Debt discount											$ 529,810
Effective interest rate											39.50%
Accretion expense											$ 9,627
Fair value of the warrant liability											23,119
Interest expense, debt											15,551
January Two Thousand Twenty Three Notes And January Two Thousand Twenty Three Warrants [Member]
Debt Instrument [Line Items]
Beneficial conversion feature							135,000
Warrant liability							73,213			$ 73,213
Debt discount							208,213			208,213
March Two Thousand Twenty Three Notes And March Two Thousand Twenty Three Warrants [Member]
Debt Instrument [Line Items]
Beneficial conversion feature						262,533
Warrant liability						568,574
Debt discount						831,108
June Two Thousand Twenty Three Warrants [Member]
Debt Instrument [Line Items]
Beneficial conversion feature				175,000
Warrant liability				354,180
Debt discount				529,810
January Two Thousand Twenty Three Warrants [Member]
Debt Instrument [Line Items]
Debt net discount							$ 73,213			$ 73,213
March Two Thousand Twenty Three Warrants [Member]
Debt Instrument [Line Items]
Warrant liability						568,574
June Two Thousand Twenty Three Warrants [Member]
Debt Instrument [Line Items]
Warrant liability				354,810
Purchase Agreement [Member]
Debt Instrument [Line Items]
Proceeds from issuance of convertible notes											5,000,000
Unsecured 6% Note Payable Related Party Debt [Member]
Debt Instrument [Line Items]
Interest expense											46,037	46,038
Accrued											138,112	92,076
Unsecured 4% Note Payable Related Party Debt [Member]
Debt Instrument [Line Items]
Interest expense											48,879	48,878
Accrued											146,635	97,756
Two Thousand Twenty One Series Convertible Note Related Party Debt [Member]
Debt Instrument [Line Items]
Interest expense											23,821	31,276
Convertible notes payable											$ 480,000	480,000
Debt instrument, maturity date											Jul. 31, 2024
Accrued interest											$ 53,804	29,983
Senior Secured Convertible Note Payable [Member]
Debt Instrument [Line Items]
Interest expense											0	46,849
Accrued											0	0
Convertible long term notes payable											0	0
Two Thousand Twenty Two Series Convertible Notes [Member]
Debt Instrument [Line Items]
Interest expense											10,000	3,205
Accrued											$ 13,205	$ 3,205
Convertible notes payable									$ 5,000,000				$ 5,000,000
Proceeds from issuance of convertible notes								$ 200,000	$ 200,000
Debt instrument, convertible, threshold percentage of stock price trigger								5.00%	5.00%
Two Thousand Twenty Three Series Convertible Notes Stock Settled [Member]
Debt Instrument [Line Items]
Proceeds from issuance of convertible notes		$ 405,000	$ 525,000	$ 525,000	$ 787,600	$ 787,600
Debt instrument, convertible, threshold percentage of stock price trigger		8.00%	8.00%	8.00%
2023 Series Convertible Notes Stock Settled [Member]
Debt Instrument [Line Items]
Debt instrument, convertible, threshold percentage of stock price trigger					8.00%	8.00%